Income Taxes (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit	$ (2,220)	$ (3,282)	$ 0	$ (3,619)	$ 0	$ 432	$ 0
Effective tax rate	1.58%			0.92%